Stockholders' equity: Additional information (Details) - MXN ($) $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 27, 2025	Sep. 30, 2025	May 29, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 24, 2024	Apr. 18, 2023
Stockholders' equity:
Capital stock					$ 7,767,276	$ 7,767,276
Percentage of series stock in total capital stock					15.00%
Reserve for repurchase of shares					$ 0	$ 23,191,198
Ordinary dividend paid in cash								$ 3,277,800	$ 2,979,000
Ordinary dividends			$ 15,000,000
Extraordinary dividend declared and paid	$ 4,500,000	$ 4,500,000
Tox on Dividends	$ 0			$ 0
Payable extraordinary nominal dividend								$ 3,000,000	$ 3,000,000
Percentage of tax equivalent on dividends						42.86%
Capital contribution					17,933,778	$ 30,171,752
Additional contribution paid-in capital					$ 60,458,561	$ 58,307,032
Applicable tax rate					30.00%	30.00%	30.00%
Fixed Capital Shares
Stockholders' equity:
Capital stock					$ 1,000	$ 1,000
Variable Capital Shares
Stockholders' equity:
Capital stock					$ 7,766,276	$ 7,766,276
Class Two Common Stock
Stockholders' equity:
Number of shares issued					0	0